Condensed Financial Statements of the Company - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	¥ (21,842,102)	$ (3,123,379)	¥ (15,375,457)	¥ (8,264,485)
Share based compensation	(218,332,931)	(31,221,194)	(19,143,702)	(83,863,299)
Loss from operations	(240,175,033)	(34,344,573)	(34,519,159)	(92,127,784)
Interest expenses	(12,954,128)	(1,852,416)	2,667,639	(1,268,152)
Impairment loss for other equity investments accounted for using measurement alternative	(8,490,163)	(1,214,077)	(5,645,887)	(8,288,296)
Other income	2,557,591	365,731
Other expenses, net				(10,440,057)
Changes in fair value of financial instruments	(20,191,599)	(2,887,360)	4,803,913	17,101,260
Share of loss of subsidiaries and consolidated VIEs	(77,586,516)	(11,094,724)	(137,502,960)	(71,318,704)
Loss before income tax expenses	(356,839,848)	(51,027,419)	(170,196,454)	(166,341,733)
Net loss	(356,839,848)	(51,027,419)	(170,196,454)	(166,341,733)
Accretion of redeemable convertible preferred shares to redemption value				(110,112,796)
Net loss attributable to ordinary shareholders	¥ (356,839,848)	$ (51,027,419)	¥ (170,196,454)	¥ (276,454,529)